Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment Accumulated Depreciation - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property, Plant and Equipment Accumulated Depreciation [Line Items]
Accumulated depreciation, Beginning balance	$ (216,923)	$ (162,302)	$ (114,713)
Accumulated depreciation, Depreciation expense	(168,199)	(148,193)	(60,551)
Accumulated depreciation, disposals	21,184	91,166	12,962
Accumulated depreciation, Ending balance	(347,881)	(216,923)	(162,302)
Foreign currency translation	16,057	2,406
Molds and machinery [Member]
Schedule of Property, Plant and Equipment Accumulated Depreciation [Line Items]
Accumulated depreciation, Beginning balance	(103,267)	(48,761)	(29,284)
Accumulated depreciation, Depreciation expense	(74,657)	(60,965)	(20,236)
Accumulated depreciation, disposals	3,532	6,459	759
Accumulated depreciation, Ending balance	(174,392)	(103,267)	(48,761)
Foreign currency translation
Vehicles [Member]
Schedule of Property, Plant and Equipment Accumulated Depreciation [Line Items]
Accumulated depreciation, Beginning balance	(9,095)	(5,283)	(2,138)
Accumulated depreciation, Depreciation expense	(5,968)	(3,992)	(3,162)
Accumulated depreciation, disposals	1,003	180	17
Accumulated depreciation, Ending balance	(14,060)	(9,095)	(5,283)
Foreign currency translation
Computers and equipment [Member]
Schedule of Property, Plant and Equipment Accumulated Depreciation [Line Items]
Accumulated depreciation, Beginning balance	(7,997)	(54,188)	(56,797)
Accumulated depreciation, Depreciation expense	(37,443)	(40,738)	(9,374)
Accumulated depreciation, disposals	11,829	84,523	11,983
Accumulated depreciation, Ending balance	(17,554)	(7,997)	(54,188)
Foreign currency translation	16,057	2,406
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment Accumulated Depreciation [Line Items]
Accumulated depreciation, Beginning balance	(31,066)	(29,936)	(25,224)
Accumulated depreciation, Depreciation expense	(1,323)	(1,134)	(4,915)
Accumulated depreciation, disposals	4,820	4	203
Accumulated depreciation, Ending balance	(27,569)	(31,066)	(29,936)
Foreign currency translation
Buildings [Member]
Schedule of Property, Plant and Equipment Accumulated Depreciation [Line Items]
Accumulated depreciation, Beginning balance	(65,498)	(24,134)	(1,270)
Accumulated depreciation, Depreciation expense	(48,808)	(41,364)	(22,864)
Accumulated depreciation, disposals
Accumulated depreciation, Ending balance	(114,306)	(65,498)	$ (24,134)
Foreign currency translation